                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Burgundy Asset Management Ltd
Address:  181 Bay Street, Suite 4510
          Bay Wellington Tower, BCE Place
          Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Meadows
Title:  Vice President
Phone:  (416) 868-3570

Signature, Place, and Date of Signing:

   /s/ James Meadows         Toronto, Ontario Canada       August 11, 2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      --------------------------------

28-_______                ________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:          93

Form 13F Information Table Value Total:   2,050,487
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATION TABLE

Security Listing by Country Report - June 30, 2008

                                                               Market Value                  Investment  Other    Voting
Name of Issuer                      Title of Class    Cusip      (x1000)    Total Shares      Decision  Managers Authority
--------------                      -------------- ----------- ------------ ------------     ---------- -------- ---------
3M Co.                              COM            88579Y 10 1     38,525      553,594   SH     SOLE               553,594
Aflac Inc.                          COM            001055 10 2     30,288      482,289   SH     SOLE               482,289
Altria Group Inc.                   COM            02209S 10 3     24,795    1,205,962   SH     SOLE             1,205,962
AmerisourceBergen Corp              COM            03073E 10 5     34,640      866,224   SH     SOLE               866,224
Ares Capital Corp.                  COM            04010L 10 3     19,513    1,935,803   SH     SOLE             1,935,803
Arthur J. Gallagher & Co.           COM            363576 10 9     34,737    1,441,351   SH     SOLE             1,441,351
Asbury Automotive Group Inc.        COM            043436 10 4     15,205    1,183,236   SH     SOLE             1,183,236
Automatic Data Processing, Inc.     COM            053015 10 3     17,144      409,166   SH     SOLE               409,166
AutoNation Inc.                     COM            05329W 10 2      5,164      515,353   SH     SOLE               515,353
Bare Escentuals Inc.                COM            067511 10 5     18,204      973,500   SH     SOLE               973,500
Berkshire Hathaway Inc.             CL A           084670 10 8     29,825          247   SH     SOLE                   247
Berkshire Hathaway Inc.             CL B           084670 20 7      1,216          303   SH     SOLE                   303
Brown & Brown Inc.                  COM            115236 10 1     31,899    1,834,313   SH     SOLE             1,834,313
Cintas Corp.                        COM            172908 10 5      4,041      152,424   SH     SOLE               152,424
Cohen & Steers Inc.                 COM            19247A 10 0     21,073      811,427   SH     SOLE               811,427
Columbia Sportswear Co.             COM            198516 10 6      9,034      245,820   SH     SOLE               245,820
Dollar Financial Corp.              COM            256664 10 3     18,690    1,236,953   SH     SOLE             1,236,953
DTS Inc.                            COM            23335C 10 1     24,696      788,519   SH     SOLE               788,519
Emerson Electric Co.                COM            291011 10 4        376        7,600   SH     SOLE                 7,600
Entravision Communications Corp.    CL A           29382R 10 7      9,909    2,464,837   SH     SOLE             2,464,837
Equifax Inc.                        COM            294429 10 5     44,597    1,326,496   SH     SOLE             1,326,496
Expedia Inc.                        COM            30212P 10 5      7,562      411,441   SH     SOLE               411,441
Fair Issac Corp.                    COM            303250 10 4      4,092      197,000   SH     SOLE               197,000
FedEx Corp.                         COM            31428X 10 6     46,711      592,854   SH     SOLE               592,854
Fidelity National Information
  Services Inc.                     COM            31620M 10 6      4,139      112,130   SH     SOLE               112,130
First Advantage Corp.               CL A           31845F 10 0        159       10,000   SH     SOLE                10,000
Franklin Resources, Inc.            COM            354613 10 1        302        3,300   SH     SOLE                 3,300
General Electric Co.                COM            369604 10 3     30,358    1,137,444   SH     SOLE             1,137,444
Gladstone Investment Corp.          COM            376546 10 7     11,985    1,863,860   SH     SOLE             1,863,860
Greenfield Online Inc.              COM            395150 10 5     25,901    1,735,989   SH     SOLE             1,735,989
Grubb & Ellis Co.                   COM            400095 20 4      4,899    1,272,500   SH     SOLE             1,272,500
H&R Block Inc.                      COM            093671 10 5     83,654    3,909,046   SH     SOLE             3,909,046
HCC Insurance Holdings Inc.         COM            404132 10 2     35,125    1,661,528   SH     SOLE             1,661,528
Hercules Offshore Inc.              COM            427093 10 9     19,530      513,675   SH     SOLE               513,675
Herman Miller, Inc.                 COM            600544 10 0     17,109      687,400   SH     SOLE               687,400
Hilb Rogal & Hobbs Co.              COM            431294 10 7     27,696      637,269   SH     SOLE               637,269
IAC/InterActiveCorp                 COM            44919P 30 0      4,000      207,445   SH     SOLE               207,445
Infogroup Inc.                      COM            45670G10 8      11,809    2,690,086   SH     SOLE             2,690,086
Interactive Data Corp.              COM            45840J 10 7     28,803    1,146,147   SH     SOLE             1,146,147
International Speedway Corp.        CL A           460335 20 1     33,320      853,702   SH     SOLE               853,702
IVCI CORP                           CL B           450704 10 1         --       10,000   SH     SOLE                10,000
Jackson Hewitt Tax Service Inc.     COM            468202 10 6     23,633    1,933,963   SH     SOLE             1,933,963
Johnson & Johnson                   COM            478160 10 4     80,929    1,257,830   SH     SOLE             1,257,830
Jupitermedia Corp.                  COM            48207D 10 1      4,352    3,108,297   SH     SOLE             3,108,297
Kayne Anderson Energy
  Development Co.                   COM            48660Q 10 2     20,091      875,421   SH     SOLE               875,421
Laboratory Corporation of America
  Holdings                          COM            50540R 40 9      7,385      106,062   SH     SOLE               106,062
LECG Corp.                          COM            523234 10 2     15,972    1,827,422   SH     SOLE             1,827,422
Liberty Media Corp.--Interactive    CL A           53071M10 4      39,053    2,645,889   SH     SOLE             2,645,889
Lockheed Martin Corp.               COM            539830 10 9     15,608      158,200   SH     SOLE               158,200
Lorillard Inc.                      COM            544147 10 1     76,154    1,101,134   SH     SOLE             1,101,134
M&T Bank Corp.                      COM            55261F 10 4        515        7,300   SH     SOLE                 7,300
MarketAxess Holdings Inc.           COM            57060D 10 8     12,050    1,593,891   SH     SOLE             1,593,891
McDonald's Corp.                    COM            580135 10 1     24,714      439,591   SH     SOLE               439,591
Merck & Co., Inc.                   COM            589331 10 7      2,224       59,005   SH     SOLE                59,005
Microsoft Corp.                     COM            594918 10 4     75,797    2,755,241   SH     SOLE             2,755,241
Moody's Corp.                       COM            615369 10 5      3,792      110,100   SH     SOLE               110,100
Move Inc.                           COM            62458M10 8      17,225    7,392,825   SH     SOLE             7,392,825
NBTY Inc.                           COM            628782 10 4     36,636    1,142,733   SH     SOLE             1,142,733
NGP Capital Resources Co.           COM            62912R10 7      15,822    1,026,743   SH     SOLE             1,026,743
Nike, Inc.                          CL B           654106 10 3     23,172      388,734   SH     SOLE               388,734
Nutraceutical International Corp.   COM            67060Y 10 1     11,487      957,212   SH     SOLE               957,212
Omnicom Group Inc.                  COM            681919 10 6     90,995    2,027,510   SH     SOLE             2,027,510
Patterson-UTI Energy Inc.           COM            703481 10 1      9,925      275,400   SH     SOLE               275,400
Pfizer Inc.                         COM            717081 10 3        349       20,000   SH     SOLE                20,000
Philip Morris International Inc.    COM            718172 10 9     18,572      376,021   SH     SOLE               376,021
Phillips-Van Heusen Corp.           COM            718592 10 8     23,195      633,395   SH     SOLE               633,395
Prestige Brands Holdings Inc.       COM            74112D 10 1     10,377      973,478   SH     SOLE               973,478
Procter & Gamble Co.                COM            742718 10 9     22,920      376,911   SH     SOLE               376,911
Quest Diagnostics Inc.              COM            74834L 10 0     27,904      575,698   SH     SOLE               575,698
Regis Corp.                         COM            758932 10 7     21,905      831,320   SH     SOLE               831,320
Rent-A-Center Inc.                  COM            76009N 10 0      4,341      211,045   SH     SOLE               211,045
Saga Communications Inc.            COM            786598 10 2        333       66,400   SH     SOLE                66,400
School Specialty Inc.               COM            807863 10 5     21,125      710,565   SH     SOLE               710,565
Sherwin-Williams Co.                COM            824348 10 6     21,595      470,174   SH     SOLE               470,174
Skechers USA Inc.                   CL A           830566 10 5     33,293    1,684,891   SH     SOLE             1,684,891
State Street Corp.                  COM            857477 10 3     18,627      291,089   SH     SOLE               291,089
Steven Madden Ltd.                  COM            556269 10 8     13,071      711,149   SH     SOLE               711,149
Stratasys Inc.                      COM            862685 10 4      6,419      347,710   SH     SOLE               347,710
TCF Financial Corp.                 COM            872275 10 2     21,602    1,795,700   SH     SOLE             1,795,700
Tempur-Pedic International Inc.     COM            88023U 10 1      7,386      945,677   SH     SOLE               945,677
TFS Financial Corp.                 COM            87240R 10 7     17,656    1,523,400   SH     SOLE             1,523,400
The McGraw-Hill Companies, Inc.     COM            580645 10 9     85,828    2,139,272   SH     SOLE             2,139,272
Tim Hortons Inc.                    COM            88706M 10 3     54,951    1,915,338   SH     SOLE             1,915,338
United Technologies Corp.           COM            913017 10 9     38,475      623,587   SH     SOLE               623,587
Universal Technical Institute Inc.  COM            913915 10 4     16,359    1,312,900   SH     SOLE             1,312,900
US Gold Corp.                       COM            912023 20 7         23       10,000   SH     SOLE                10,000
Viacom Inc.                         CL A           92553P 10 2        422       13,800   SH     SOLE                13,800
W.W. Grainger Inc.                  COM            384802 10 4      6,382       78,023   SH     SOLE                78,023
Walgreen Co.                        COM            931422 10 9     26,757      823,035   SH     SOLE               823,035
Wal-Mart Stores Inc.                COM            931142 10 3        281        5,000   SH     SOLE                 5,000
Walt Disney Co.                     COM            254687 10 6     37,107    1,189,314   SH     SOLE             1,189,314
Wells Fargo & Co.                   COM            949746 10 1     25,517    1,074,397   SH     SOLE             1,074,397
Wyeth                               COM            983024 10 0     29,459      614,242   SH     SOLE               614,242
                                                   Total        2,050,487                                Count          93